SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment reporting
Number of operating segments	4
Number of reportable segments	4
Number of geographic segments	0
Segment and geographic information
Revenues	$ 85,388	$ 54,597	$ 58,158
Cost of revenues	(35,795)	(31,314)	(22,653)
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(20,348)	(28,896)	(19,166)
Impairment loss on goodwill	0	(11,388)	0
Impairment loss on long-lived assets	0	(11,590)	0
Interest income	84	101	798
Interest expense	(28,070)	(24,757)	(13,855)
Changes in fair value of warrant liabilities	(399)	951	365
Exchange loss	28	(851)	(855)
Other income (loss), net	507	(334)	166
Income tax benefit (expense)	(6,451)	(1,527)	(3,208)
Net loss from continuing operations	(5,056)	(55,008)	(250)
Income (Loss) from discontinued operations (net of income tax expense of US$399, US$101 and US$152 for the year ended on December 31, 2012, 2011 and 2010, respectively)	1,140	(282)	4,235
Gain on disposal of discontinued operations (net of income tax expense of US$959)	2,767
Net income (loss) from discontinued operations	3,907	(282)	4,235
Net income (loss)	(1,149)	(55,290)	3,985
Net income (loss) attributable to noncontrolling interests	(94)	9,901	(243)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(1,243)	(45,389)	3,742
Total assets	754,316	814,915	830,456
Total liabilities	(361,801)	(420,037)	(413,473)
Capital expenditures	7,496	7,532	3,395
Depreciation and amortization expenses	23,068	22,046	15,670
Share-based compensation expense	166	10,479	3,615
Income tax expense (benefit) from discontinued operations	399	101	152
Income tax expense, gain on disposal of discontinued operations	959
Yunnan Province
Segment and geographic information
Revenues	13,460	13,806	8,822
Cost of revenues	(8,540)	(8,349)	(4,059)
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(2,108)	(1,519)	(605)
Impairment loss on goodwill		(5,260)
Interest income	236	180	9
Interest expense	(9,039)	(8,468)	(2,945)
Exchange loss		(28)
Other income (loss), net	136	(285)	(4)
Income tax benefit (expense)	72	(142)	204
Net loss from continuing operations	(5,783)	(10,065)	1,422
Net income (loss)	(5,783)	(10,065)	1,422
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(5,783)	(10,065)	1,422
Total assets	192,843	200,681	183,888
Total liabilities	(131,872)	(133,670)	(117,138)
Capital expenditures	877	1,763	879
Depreciation and amortization expenses	5,546	5,181	2,660
Sichuan Province
Segment and geographic information
Revenues	598	555	660
Cost of revenues	(689)	(568)	(597)
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(269)	(86)	(148)
Interest income	121	10	16
Interest expense	(260)
Other income (loss), net	22		29
Income tax benefit (expense)	(5)	5	1
Net loss from continuing operations	(482)	(84)	(39)
Net income (loss)	(482)	(84)	(39)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(482)	(84)	(39)
Total assets	22,790	15,896	14,910
Total liabilities	(8,092)	(753)	(420)
Capital expenditures	1,384	1,128	569
Depreciation and amortization expenses	477	344	373
Zhejiang Province
Segment and geographic information
Revenues	41,616	25,382	32,959
Cost of revenues	(16,978)	(15,034)	(14,414)
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(2,569)	(1,148)	(1,319)
Interest income	838	128	8
Interest expense	(10,550)	(8,565)	(7,493)
Other income (loss), net	(81)	(36)	(133)
Income tax benefit (expense)	(3,831)	(843)	(2,138)
Net loss from continuing operations	8,445	(116)	7,470
Net income (loss)	8,445	(116)	7,470
Net income (loss) attributable to China Hydroelectric Corporation shareholders	8,445	(116)	7,470
Total assets	344,923	318,616	305,927
Total liabilities	(145,312)	(138,688)	(138,055)
Capital expenditures	3,973	3,031	250
Depreciation and amortization expenses	10,136	9,837	9,392
Fujian Province
Segment and geographic information
Revenues	29,714	14,854	15,718
Cost of revenues	(13,133)	(10,874)	(6,002)
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(3,413)	(2,276)	(1,054)
Impairment loss on goodwill		(6,128)
Interest income	1,713	1,709	727
Interest expense	(10,787)	(9,669)	(3,887)
Exchange loss	(1)	(244)	(452)
Other income (loss), net	420	(158)	(22)
Income tax benefit (expense)	(2,480)	115	(1,192)
Net loss from continuing operations	2,033	(12,671)	3,836
Income (Loss) from discontinued operations (net of income tax expense of US$399, US$101 and US$152 for the year ended on December 31, 2012, 2011 and 2010, respectively)	959	(631)	3,862
Net income (loss) from discontinued operations	959	(631)	3,862
Net income (loss)	2,992	(13,302)	7,698
Net income (loss) attributable to noncontrolling interests	(94)	2,546	(243)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	2,898	(10,756)	7,455
Total assets	289,702	374,296	396,388
Total liabilities	(129,627)	(185,330)	(202,276)
Capital expenditures	1,305	645	317
Depreciation and amortization expenses	6,767	6,569	3,153
Unallocated
Segment and geographic information
Revenues			(1)
Cost of revenues			1
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(11,989)	(23,867)	(16,040)
Impairment loss on long-lived assets		(11,601)
Interest income	3	66	557
Interest expense	(247)	(73)	(49)
Changes in fair value of warrant liabilities	(399)	951	365
Exchange loss	29	(579)	(403)
Other income (loss), net	3,736	4,033	3,087
Income tax benefit (expense)	(207)	(662)	(83)
Net loss from continuing operations	(9,074)	(31,732)	(12,566)
Gain on disposal of discontinued operations (net of income tax expense of US$959)	2,767
Net income (loss) from discontinued operations	2,767
Net income (loss)	(6,307)	(31,732)	(12,566)
Net income (loss) attributable to noncontrolling interests		7,355
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(6,307)	(24,377)	(12,566)
Total assets	426,518	421,650	435,361
Total liabilities	(27,799)	(20,498)	(20,578)
Capital expenditures	15	970	1,380
Depreciation and amortization expenses	142	115	92
Eliminations
Segment and geographic information
Cost of revenues	3,545	3,511	2,418
Impairment loss on long-lived assets		11
Interest income	(2,827)	(1,992)	(519)
Interest expense	2,813	2,018	519
Other income (loss), net	(3,726)	(3,888)	(2,791)
Net loss from continuing operations	(195)	(340)	(373)
Income (Loss) from discontinued operations (net of income tax expense of US$399, US$101 and US$152 for the year ended on December 31, 2012, 2011 and 2010, respectively)	181	349	373
Net income (loss) from discontinued operations	181	349	373
Net income (loss)	(14)	9
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(14)	9
Total assets	(522,460)	(516,224)	(506,018)
Total liabilities	80,901	58,902	64,994
Capital expenditures	$ (58)	$ (5)